Schedule of Stock-Based Compensation Expense (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 20,481	$ 13,589	$ 8,993
Unrecognized compensation cost	20,918
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	1,646	2,679	2,020
Unrecognized compensation cost	$ 1,045
Weighted-average period over which unrecognized compensation cost will be recognized:	1 year 7 months 6 days
Restricted Stock Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 17,747	9,809	6,189
Unrecognized compensation cost	$ 19,533
Weighted-average period over which unrecognized compensation cost will be recognized:	2 years 1 month 6 days
Incentive Compensation Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 442	376	257
Unrecognized compensation cost	$ 340
Weighted-average period over which unrecognized compensation cost will be recognized:	1 year 6 months
Directors' Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense recognized	$ 646	$ 725	$ 527